CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Income Statement [Abstract]
Revenue	$ 4,544,082	$ 3,224,170	$ 13,232,840	$ 9,139,616	$ 11,917,629	$ 8,459,048
Cost of goods sold	2,488,906	1,537,960	6,487,089	4,537,164	5,959,286	4,836,166
Gross margin	2,055,176	1,686,210	6,745,751	4,602,452	5,958,343	3,622,882
Selling, general and administrative expenses	2,511,502	2,213,206	7,717,063	6,533,173	8,776,876	26,472,057
Impairment of goodwill	0	0	0	0	25,185,003	0
Total operating expenses	2,511,502	2,213,206	7,717,063	6,533,173	33,961,879	26,472,057
Operating loss	(456,326)	(526,996)	(971,312)	(1,930,721)	(28,003,536)	(22,849,175)
Other (income) expense:
Interest expense, net	757,740	725,003	2,237,166	2,254,752	2,941,131	4,447,993
Impairment of note receivable	2,498,706	0	2,498,706		0	0
Gain on settlement of liabilities	0	0	0	(275,000)	(275,000)	0
Gain on modification of operating leases	0	0	0	0	(28,511)	0
Loss on disposal of assets	0	0	0	0	16,817	0
Loss on revaluation of contingent liability	0	0	0	0	0	321,889
Total other expense	3,256,446	725,003	4,735,872	1,979,752	2,654,437	4,769,882
Loss before income taxes	(3,712,772)	(1,251,999)	(5,707,184)	(3,910,473)	(30,657,973)	(27,619,057)
Income tax expense	0	0	0	0	0	0
Net loss	$ (3,712,772)	$ (1,251,999)	$ (5,707,184)	$ (3,910,473)	$ (30,657,973)	$ (27,619,057)
Net loss per share - basic (in Dollars per share)	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.24)	$ (0.27)
Net loss per share - diluted (in Dollars per share)	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.24)	$ (0.27)
Weighted average shares outstanding - basic (in Shares)	126,635,303	126,470,865	126,568,117	126,343,206	126,390,105	102,869,612
Weighted average shares outstanding - diluted (in Shares)	126,635,303	126,470,865	126,568,117	126,343,206	126,390,105	102,869,612